Note 1 - Summary of Significant Accounting Policies - Schedule of Asset Retirement Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Asset retirement obligations, beginning of year	$ 519.6	$ 540.1
Liabilities incurred during the period	3.2	11.1
Liabilities settled during the period	(9.2)	(21.9)
Accretion	21.1	21.8
Revisions in estimated cash flows	(13.8)	(31.5)
Asset retirement obligations, end of year	520.9	519.6
Spire Missouri [Member]
Asset retirement obligations, beginning of year	143.4	153.4
Liabilities incurred during the period	1.2	1.4
Liabilities settled during the period	(4.1)	(9.7)
Accretion	5.9	6.2
Revisions in estimated cash flows	(35.8)	(7.9)
Asset retirement obligations, end of year	110.6	143.4
Spire Alabama Inc [Member]
Asset retirement obligations, beginning of year	362.8	374.3
Liabilities incurred during the period	0.5	7.4
Liabilities settled during the period	(2.0)	(10.7)
Accretion	14.7	15.0
Revisions in estimated cash flows	22.7	(23.2)
Asset retirement obligations, end of year	$ 398.7	$ 362.8